SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Valuation of Long-Lived Assets (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Impairment	$ 0	$ 0	$ 0	$ 0